Income Taxes - Deferred Taxes (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Income Taxes [Line Items]
Other current assets	$ 139.4	$ 149.7
Other non-current assets	87.9	92.4
Deferred tax liabilities	528.3	557.0
Net deferred tax liabilities	$ 301.0	$ 314.9